Earnings per share (Detail) - PEN (S/) S/ / shares in Units, shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Opening Balance	115,423	115,446	110,692
Purchase of treasury stock	(5)	(2)	(1)
Sale of treasury stock	1	3	1
Closing Balance	115,419	115,447	112,789
IFS's shareholders	S/ 1,790,155	S/ 383,259	S/ 1,441,258
Issuance of new shares			1,031
Sale of treasury stock			1,066
Basic and diluted earnings per share attributable to IFS's shareholders (Soles)	S/ 15.510	S/ 3.320	S/ 12.778
Outstanding shares [member]
Earnings per share [line items]
Opening Balance	115,423	115,446	110,692
Purchase of treasury stock	(6)	(27)	(3)
Sale of treasury stock	1	4	2
Closing Balance	115,418	115,423	115,446
Issuance of new shares			2,337
Sale of treasury stock			2,418
Sharesconsidered in computation [member]
Earnings per share [line items]
Opening Balance	115,423	115,446	110,692
Purchase of treasury stock	(6)	(27)	(3)
Sale of treasury stock	1	4	2
Closing Balance	115,418	115,423	115,446
Issuance of new shares			2,337
Sale of treasury stock			2,418